Quarterly Holdings Report
for

Fidelity® Series Emerging Markets Fund

January 31, 2021

MER-QTLY-0321
1.9891245.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
Bermuda - 0.5%
China Gas Holdings Ltd.	5,129,800	$18,128,723
Brazil - 4.5%
Ambev SA	3,157,300	8,719,305
Atacadao SA	3,333,900	11,601,684
Azul SA sponsored ADR (a)(b)	337,260	7,402,857
B3 SA - Brasil Bolsa Balcao	2,650,900	28,973,173
Banco do Brasil SA	1,795,800	11,113,387
Natura & Co. Holding SA	2,578,866	23,123,728
Petroleo Brasileiro SA - Petrobras (ON)	5,794,700	28,944,905
Suzano Papel e Celulose SA (a)	2,104,900	23,871,229
Vale SA	844,200	13,570,090

TOTAL BRAZIL		157,320,358

Cayman Islands - 27.7%
Airtac International Group	580,000	20,706,151
Alibaba Group Holding Ltd. sponsored ADR (a)	928,870	235,775,072
Baidu.com, Inc. sponsored ADR (a)	82,705	19,437,329
Bilibili, Inc. ADR (a)	139,200	15,853,488
China Yongda Automobiles Services Holdings Ltd.	5,433,500	7,624,735
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,794,325	9,812,579
JD Health International, Inc. (c)	626,700	12,334,753
JD.com, Inc.:
Class A	216,450	9,598,660
sponsored ADR (a)	578,122	51,273,640
JOYY, Inc. ADR (b)	155,000	14,266,200
Kuaishou Technology (a)	68,200	1,011,576
Li Ning Co. Ltd.	4,001,000	25,053,823
Longfor Properties Co. Ltd. (c)	1,703,500	9,634,473
Meituan Class B (a)	1,731,400	79,454,696
NetEase, Inc. ADR	143,955	16,553,385
New Oriental Education & Technology Group, Inc. (a)	34,700	5,800,303
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	224,160	37,546,800
Pinduoduo, Inc. ADR (a)	190,500	31,567,755
Shenzhou International Group Holdings Ltd.	535,100	10,497,367
Sunny Optical Technology Group Co. Ltd.	993,000	26,152,981
TAL Education Group ADR (a)	141,400	10,870,832
Tencent Holdings Ltd.	2,636,225	234,896,371
Trip.com Group Ltd. ADR (a)	461,200	14,679,996
Xiaomi Corp. Class B (a)(c)	2,358,200	8,807,139
XPeng, Inc. ADR (a)(b)	362,700	17,474,886
Zai Lab Ltd. (a)	138,900	22,011,834
ZTO Express, Inc. (a)	294,250	9,618,652

TOTAL CAYMAN ISLANDS		958,315,476

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	303,188	15,444,397
China - 11.8%
Angel Yeast Co. Ltd. (A Shares)	1,674,342	13,709,404
China Construction Bank Corp. (H Shares)	45,424,800	34,405,597
China Jushi Co. Ltd. (A Shares)	7,050,086	24,711,359
China Life Insurance Co. Ltd. (H Shares)	8,208,000	17,431,883
China Merchants Bank Co. Ltd. (H Shares)	1,646,000	12,642,350
China Petroleum & Chemical Corp. (H Shares)	37,154,000	17,595,471
Guangzhou Automobile Group Co. Ltd. (H Shares)	11,380,000	10,377,145
Haier Smart Home Co. Ltd. (A Shares)	2,538,800	12,579,951
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	885,700	19,488,656
Industrial & Commercial Bank of China Ltd. (H Shares)	27,450,000	17,509,543
Kweichow Moutai Co. Ltd. (A Shares)	52,476	17,276,444
Midea Group Co. Ltd. (A Shares)	2,393,364	35,868,345
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,565,700	30,218,267
Sany Heavy Industry Co. Ltd. (A Shares)	1,449,714	9,125,344
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	667,736	12,393,280
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,276,460	18,895,441
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	725,528	50,611,723
Tsingtao Brewery Co. Ltd. (H Shares)	814,000	7,858,369
WuXi AppTec Co. Ltd. (H Shares) (c)	1,277,200	30,475,220
Yantai Jereh Oilfield Services (A Shares)	2,057,191	13,758,880

TOTAL CHINA		406,932,672

Hong Kong - 0.3%
CNOOC Ltd.	9,259,000	9,058,386
Hungary - 0.4%
OTP Bank PLC (a)	188,896	8,667,325
Richter Gedeon PLC	219,556	6,212,381

TOTAL HUNGARY		14,879,706

India - 9.2%
Axis Bank Ltd. (a)	5,317,303	48,378,262
Axis Bank Ltd. GDR (Reg. S) (a)	98,526	4,448,449
Bharti Airtel Ltd.	4,045,910	30,741,364
HDFC Bank Ltd. (a)	1,228,200	23,470,626
Housing Development Finance Corp. Ltd.	701,594	22,896,654
ICICI Bank Ltd. (a)	4,648,215	34,404,284
Indraprastha Gas Ltd.	1,555,180	11,009,633
Infosys Ltd.	1,118,874	18,985,002
Kotak Mahindra Bank Ltd. (a)	671,876	15,795,910
Reliance Industries Ltd.	3,019,600	76,337,527
Shriram Transport Finance Co. Ltd.	1,443,176	25,578,443
Tech Mahindra Ltd.	391,578	5,166,938

TOTAL INDIA		317,213,092

Indonesia - 1.1%
PT Bank Central Asia Tbk	9,350,900	22,527,471
PT Bank Mandiri (Persero) Tbk	31,141,300	14,569,484
PT Telekomunikasi Indonesia Tbk Series B	90	20

TOTAL INDONESIA		37,096,975

Korea (South) - 15.0%
Hana Financial Group, Inc.	390,919	11,412,392
Hansol Chemical Co. Ltd.	41,155	7,102,098
Hyundai Motor Co.	58,106	11,897,705
Kakao Corp.	79,200	31,229,893
KB Financial Group, Inc.	624,901	22,566,446
Kia Motors Corp.	132,899	9,803,528
LG Chemical Ltd.	76,754	62,932,803
LG Household & Health Care Ltd.	8,737	12,163,475
LG Innotek Co. Ltd.	44,216	7,907,081
NAVER Corp.	43,470	13,331,852
POSCO	93,844	20,603,178
Samsung Electronics Co. Ltd.	2,566,193	188,152,457
Samsung Life Insurance Co. Ltd.	114,330	7,217,248
Samsung SDI Co. Ltd.	83,612	54,874,604
SK Hynix, Inc.	534,899	58,588,800

TOTAL KOREA (SOUTH)		519,783,560

Mexico - 1.2%
CEMEX S.A.B. de CV sponsored ADR (a)	1,505,500	8,626,515
Gruma S.A.B. de CV Series B	589,998	6,477,631
Grupo Aeroportuario Norte S.A.B. de CV (a)	1,629,300	9,616,518
Grupo Financiero Banorte S.A.B. de CV Series O (a)	3,489,656	17,290,812

TOTAL MEXICO		42,011,476

Netherlands - 0.9%
X5 Retail Group NV GDR (Reg. S)	326,552	11,553,410
Yandex NV Series A (a)	338,082	21,177,456

TOTAL NETHERLANDS		32,730,866

Philippines - 0.5%
Ayala Land, Inc.	22,272,000	17,470,961
Poland - 0.4%
CD Projekt RED SA (a)(b)	185,864	15,157,072
Qatar - 0.2%
Qatar National Bank SAQ	1,492,500	7,381,046
Russia - 2.1%
Lukoil PJSC	327,688	23,294,790
MMC Norilsk Nickel PJSC	47,686	15,351,187
NOVATEK OAO GDR (Reg. S)	44,805	7,509,318
Sberbank of Russia	7,805,207	26,478,331

TOTAL RUSSIA		72,633,626

South Africa - 3.9%
Absa Group Ltd.	2,546,328	19,094,727
AngloGold Ashanti Ltd.	503,664	11,736,725
Capitec Bank Holdings Ltd. (a)	160,702	14,710,204
Impala Platinum Holdings Ltd.	3,398,118	45,890,073
Naspers Ltd. Class N	189,277	43,785,318

TOTAL SOUTH AFRICA		135,217,047

Taiwan - 11.8%
E.SUN Financial Holdings Co. Ltd.	12,741,299	10,734,878
eMemory Technology, Inc.	726,000	17,831,852
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,435,000	25,615,026
International Games Systems Co. Ltd.	322,000	8,920,496
Largan Precision Co. Ltd.	158,000	16,583,485
MediaTek, Inc.	1,996,000	62,350,505
Realtek Semiconductor Corp.	796,000	12,830,459
Taiwan Semiconductor Manufacturing Co. Ltd.	11,389,000	240,615,180
Unimicron Technology Corp.	3,761,000	11,614,241

TOTAL TAIWAN		407,096,122

Thailand - 1.6%
CP ALL PCL (For. Reg.)	8,215,900	15,715,345
Siam Commercial Bank PCL (For. Reg.)	3,881,200	12,221,955
Thai Beverage PCL	41,480,200	25,761,190

TOTAL THAILAND		53,698,490

United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC	1,784,369	7,296,523
TOTAL COMMON STOCKS
(Cost $2,211,468,929)		3,244,866,574

Nonconvertible Preferred Stocks - 2.5%
Brazil - 2.5%
Azul SA (a)	2,573,202	18,971,921
Banco Bradesco SA (PN)	2,532,520	11,451,282
Itau Unibanco Holding SA	7,037,800	36,453,422
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,267,520	12,396,346
sponsored ADR	755,200	7,589,760
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $77,157,343)		86,862,731
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.08% 2/18/21 to 3/4/21 (Cost $7,739,554)(d)	7,740,000	7,739,742
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.09% (e)	122,817,164	122,841,727
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	43,851,680	43,856,065
TOTAL MONEY MARKET FUNDS
(Cost $166,697,792)		166,697,792
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $2,463,063,618)		3,506,166,839
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(45,264,799)
NET ASSETS - 100%		$3,460,902,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,000	March 2021	$66,305,000	$3,834,380	$3,834,380

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $90,552,820 or 2.6% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,345,850.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$26,398
Fidelity Securities Lending Cash Central Fund	79,259
Total	$105,657

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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